SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Restricted cash	$ 24,649
Expected credit loss allowance	4,664
Write offexpected credit loss allowance	4,664
Impairment of loss	0	0	0
Deferred offering costs	478,108	117,215
Deferred cost		29,936	25,743
Deferred cost			29,936
Recognition of deferred cost		(29,936)	(25,743)
Deferred cost			29,936
Social benefits expenses	$ 282,467	$ 479,262	1,320,272
Reserve percentage	1000.00%
Registered capital percentage	5000.00%
Surcharge on VAT	6.00%	6.00%
Other Income [Member]
Government grants	$ 127,482	$ 67,470	$ 105,124